Note 13 - Commitments and Contingencies (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Apr. 30, 2017 USD ($)
Capital Commitments at Period End	Approximately $0.4 billion
Number of Vessels Ordered	5
Number of Vessels Agreed to Purchase	2
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 79,750
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	80,075
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 41,100	$ 44,000
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage	100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Time Charter Arrangements Remaining Terms Period	6 years 180 days
Revenue Days Per Annum	1 year